Fair Value (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional information about the company's CDO bonds payable and junior subordinated notes measured at fair value on a recurring basis for which the company has utilized Level 3 inputs to determine fair value
Purchases / borrowings / amortization	$ 0	$ 0
CDO Bonds Payable
Gains:
Deconsolidation of N-Star CDOs	(78,105,000)	(1,656,857,000)
Losses:
Deconsolidation of N-Star CDOs		556,436,000
Additional information about the company's CDO bonds payable and junior subordinated notes measured at fair value on a recurring basis for which the company has utilized Level 3 inputs to determine fair value
Beginning balance	384,183,000	1,999,470,000	2,145,239,000
Purchases / borrowings / amortization	0	43,983,000	99,775,000
Paydowns	(30,185,000)	(647,947,000)	(675,038,000)
Repurchases	0	(44,221,000)	(103,118,000)
Losses:
Unrealized losses included in earnings	143,360,000	106,622,000	510,105,000
Realized losses included in earnings	0	26,697,000	22,507,000
Ending balance	419,253,000	384,183,000	1,999,470,000
Gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to assets or liabilities still held	(143,360,000)	93,025,000	(320,134,000)
Investments in Private Equity Funds
Additional information about the company's CRE securities measured at fair value on a recurring basis for which the company has utilized Level 3 inputs to determine fair value
Beginning balance	586,018,000
Purchases / borrowings / amortization / contributions	1,836,000	747,564,000
Paydowns / distributions	(44,099,000)	(244,138,000)
Gains:
Equity in earnings of unconsolidated ventures	28,148,000	82,592,000
Losses:
Ending balance	571,903,000	586,018,000
Equity and Preferred Equity Interest
Additional information about the company's CRE securities measured at fair value on a recurring basis for which the company has utilized Level 3 inputs to determine fair value
Beginning balance	192,419,000
Purchases / borrowings / amortization / contributions	759,000	192,209,000
Gains:
Equity in earnings of unconsolidated ventures	1,479,000	210,000
Losses:
Ending balance	194,657,000	192,419,000
Real Estate Securities
Additional information about the company's CRE securities measured at fair value on a recurring basis for which the company has utilized Level 3 inputs to determine fair value
Beginning balance	467,595,000	321,937,000	422,607,000
Transfers into Level 3	13,909,000	7,788,000	84,871,000
Transfers out of Level 3	0	(108,143,000)	(91,161,000)
Purchases / borrowings / amortization / contributions	20,615,000	23,594,000	59,559,000
Sales	(7,761,000)	(40,328,000)	(95,433,000)
Paydowns / distributions	(6,820,000)	(54,971,000)	(80,911,000)
Gains:
Unrealized gains included in earnings	20,284,000	67,824,000	42,772,000
Realized gains included in earnings	4,252,000	15,179,000	25,431,000
Unrealized gain on real estate securities, available for sale included in OCI	18,397,000	3,098,000	6,982,000
Deconsolidation of N-Star CDOs	830,000	350,886,000
Losses:
Unrealized losses included in earnings	(15,972,000)	(19,522,000)	(47,795,000)
Realized losses included in earnings	(2,138,000)	(5,601,000)	(4,416,000)
Unrealized losses on real estate securities, available for sale included in OCI	(9,749,000)	(4,138,000)	(569,000)
Deconsolidation of N-Star CDOs	(9,516,000)	(90,008,000)
Ending balance	493,926,000	467,595,000	321,937,000
Gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to assets or liabilities still held	$ 4,311,000	$ 19,777,000	$ (1,795,000)